CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603



                                August 10, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:                First Trust Series Fund

Ladies and Gentlemen:

          On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant's registration statement on Form N-1A (the "Registration Statement"). The Registration Statement relates to First Trust Preferred Securities and Income Fund and First Trust/Confluence Small Cap Value Fund, each a series of the Registrant.

          If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP

                                        By: /s/ Morrison C. Warren
                                            -------------------------------
                                            Morrison C. Warren


Enclosures
cc:  W. Scott Jardine
     Eric F. Fess